Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Dec. 31, 2015	Dec. 31, 2025	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2025
C000005027 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Service Shares
Accumulated Value	$ 10,000		$ 11,008	$ 12,663	$ 12,076	$ 16,183	$ 20,043	$ 25,391	$ 19,535	$ 24,127	$ 30,056	$ 34,769
C000005026 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Initial Shares
Accumulated Value	10,000		11,037	12,730	12,169	16,351	20,298	25,778	19,882	24,618	30,745	35,656
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Accumulated Value	$ 10,000		$ 11,194	$ 13,637	$ 13,039	$ 17,141	$ 20,295	$ 26,120	$ 21,392	$ 27,012	$ 33,771	$ 39,802